February 9, 1998


	VIA ELECTRONIC FILING

	Securities and Exchange Commission
	450 Fifth Street, N.W.
	Judiciary Plaza
	Washington, D.C.  20549

	Attention:    Division of Investment Management

	     Re: Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust
		   Post-Effective Amendment No. 15 to
		   the Registration Statement on Form N-1A
		   (Securities Act File No. 33-8058)

	Ladies and Gentlemen:

	     Pursuant to Rule 497(j) under the Securities
	Act of 1933, as amended (the "1933 Act"), Merrill Lynch
	Municipa Intermediate Term Fund of Merrill Lynch Municipal Series Trust (the "Fund") hereby certifies that:

	     (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933
	     Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment for the Fund's Registration Statement on Form N-1A; and

	     (2)     the text of Post-Effective Amendment
	     No. 15 to the Fund's Registration Statement on
	     Form N-1A was filed electronically with the Securities and Exchange Commission on
	     February 5, 1998.

				      Very truly yours,

		     Merrill Lynch Municipal Intermediate Term Fund
			of Merrill Lynch Municipal Series Trust

			      By:  /s/ Susan B. Baker
					 Secretary